LONG-TERM INVESTMENTS, NET - Investments in equity method investees (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Investments in equity method investees
Balance at beginning		¥ 689,929
Income (loss) from investment		39,520	$ 6,201	¥ (10,924)	¥ 11,382
Investment impairment		(2,900)	(457)	(26,650)	(1,500)
Dividend received		(76,619)	$ (12,023)	(38,616)	(8,000)
Balance at ending		430,292		689,929
Investments in equity method investees
Investments in equity method investees
Balance at beginning		689,929		395,926	93,314
Investment made		258,990		339,577	300,030
Income (loss) from investment		39,520		(10,924)	12,882
Investment impairment		(2,914)		(26,650)	(1,500)
Disposal of investment	¥ (495,000)	(540,433)			(800)
Dividend received		(14,800)		(8,000)	(8,000)
Balance at ending		430,292		689,929	395,926
Company primarily engaged in residential property rental agency and management services
Investments in equity method investees
Investment made		¥ 198,000		¥ 280,000	¥ 215,000